Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of Share Based Payments Expense

The following table provides the details of the approximate total share-based payments expense during the year ended December 31, 2019, 2018, and 2017:

	For the Year Ended
	December 31, 2019		December 31, 2018		December 31, 2017
Employees and directors share-based payments	$494,000	(d)	$585,000	(d)	$487,000	(d)
Stock options issued for services	$67,000	(e)	$44,000	(e)	$96,000	(e)
Shares issued for services	$19,000	(a)	-		-
	$580,000		$629,000		$583,000

Summary of Stock Option Activity

Stock option activity for the year ended December 31, 2019, 2018 and 2017 is summarized as follows:

			Weighted Average
		Weighted	Remaining	Aggregated
	Options	Average	Contractual Life	Intrinsic
	Outstanding	Exercise Price	(Year)	Value
Outstanding at January 1, 2017	2,286,000	$1.21	4.40	$0
Granted	960,000	$0.99	-	-
Exercised	-	-	-	-
Canceled	(328,000)	$1.21	-	-
Outstanding at December 31, 2017	2,918,000	$1.14	3.40	$996,860
Exercised	(802,800)	1.21	-	-
Canceled	(113,000)	$1.11	-	-
Outstanding at December 31, 2018	2,002,200	$1.11	2.40	$188,790
Exercised	-	-	-	-
Canceled	(220,800)	$1.15	-	$-
Outstanding at December 31, 2019	1,781,400	1.11	1.4	-
Vested and expected to be vested as of December 31, 2019	1,760,400	1.11	1.4	-
Options exercisable as of December 31, 2019 (vested)	1,531,500	1.13	1.4	-

Schedule of Non-vested Share Activity

The following table summarizes the status of options which contain vesting provisions:

		Weighted
		Average
		Grant Date
	Options	Fair Value
Non-vested at January 1, 2019	1,088,400	$0.69
Vested	(740,700)	$0.71
Canceled	(97,800)	$0.74
Non-vested at December 31, 2019	249,900	$0.59

Schedule of Warrant Outstanding and Exercisable

The following table outlines the Warrant outstanding and exercisable as of December 31, 2019:

	2019
	Number of
	Warrants
	Outstanding	Exercise	Expiration
	and Exercisable	Price	Date
2019 Consulting Service Agreement Warrants	150,000	$1.10	03/13/2022